Subsequent events	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Subsequent events

29	Subsequent events
During January and February of 2023, the Company has canceled 815,065 Class A common shares, of which 81,024 shares were held in treasury as of December 31, 2022, and 734,041 were repurchased after December 31, 2022, under the repurchase share program.